Financial Risk Management - Book Values of Financial Liabilities Based on Remaining Maturities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	¥ 35,210	¥ 28,810
Short-term borrowings	23,000	22,224
Deposits received	13,653	5,730
Corporate bonds	142,132
Office security deposits received under sublease agreement	16	23
Put option liabilities	296	486
Total	214,307	57,273
Trade and other payables, Contractual cash outflows	35,210	28,810
Short-term borrowings, Contractual cash outflows	23,019	22,341
Deposits received, Contractual cash outflows	13,653	5,730
Corporate bonds, Contractual cash outflows	146,320
Office security deposits received under sublease agreement, Contractual cash outflows	16	23
Put option liabilities, Contractual cash outflows	296	486
Total, Contractual cash outflows	218,514	57,390
Lines of credit available	23,680	22,712
Lines of credit used	23,000	22,000
Remaining lines of credit available	680	712
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Contractual cash outflows	34,985	28,810
Short-term borrowings, Contractual cash outflows	23,019	22,341
Deposits received, Contractual cash outflows	13,653	5,730
Put option liabilities, Contractual cash outflows	16
Total, Contractual cash outflows	71,673	56,881
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Contractual cash outflows	225
Corporate bonds, Contractual cash outflows	73,160
Office security deposits received under sublease agreement, Contractual cash outflows	16	23
Put option liabilities, Contractual cash outflows	280	486
Total, Contractual cash outflows	73,681	¥ 509
After five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Corporate bonds, Contractual cash outflows	73,160
Total, Contractual cash outflows	¥ 73,160